Debt (Details) (USD $)	12 Months Ended									12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Less Current Maturities [Member]	Dec. 31, 2010 Less Current Maturities [Member]	Dec. 31, 2011 Total Debt Less Current Maturities [Member]	Dec. 31, 2010 Total Debt Less Current Maturities [Member]	Dec. 31, 2011 Debt Instruments Unamortized Discount Premium Net [Member]	Dec. 31, 2010 Debt Instruments Unamortized Discount Premium Net [Member]	Dec. 31, 2011 Credit Facility [Member] Line of Credit [Member]	Dec. 31, 2010 Credit Facility [Member] Line of Credit [Member]	Jun. 30, 2011 Senior Notes Due 2017 [Member] Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes Due 2017 [Member] Subordinated Debt [Member]	Dec. 31, 2009 Senior Notes Due 2017 [Member] Subordinated Debt [Member]	Dec. 31, 2010 Senior Notes Due 2017 [Member] Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes Due 2018 [Member] Subordinated Debt [Member]	Jun. 30, 2011 Senior Notes Due 2018 [Member] Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes Due 2018 [Member] Subordinated Debt [Member]	Dec. 31, 2008 Senior Notes Due 2018 [Member] Subordinated Debt [Member]	Dec. 31, 2010 Senior Notes Due 2018 [Member] Subordinated Debt [Member]	Dec. 31, 2010 Senior Notes Due 2020 [Member] Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes Due 2020 [Member] Subordinated Debt [Member]	Dec. 31, 2010 Senior Notes Due 2021 [Member] Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes Due 2021 [Member] Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes Due 2019 [Member] Subordinated Debt [Member]	Dec. 31, 2010 Senior Notes Due 2019 [Member] Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 3,994,000,000	$ 2,743,000,000		$ 0	$ 0	$ 4,045,000,000	$ 2,806,000,000	$ (51,000,000)		$ 940,000,000	$ 0		$ 41,000,000		$ 250,000,000	$ 14,000,000		$ 14,000,000		$ 256,000,000	$ 1,300,000,000	$ 1,300,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000	$ 0
Debt Instrument, Fair Value				0	0	4,186,000,000	2,984,000,000		(63,000,000)	940,000,000	0		46,000,000		288,000,000	16,000,000		16,000,000		279,000,000	1,396,000,000	1,406,000,000	1,021,000,000	1,036,000,000	742,000,000	0
Debt Instrument, Interest Rate at Period End (in hundredths)										2.57%	0.00%		12.73%		12.73%	10.25%		10.25%		10.25%	9.00%	9.00%	8.00%	8.00%	6.62%	0.00%
Line of Credit Facility, Maximum Borrowing Capacity										1,500,000,000
Redetermined borrowing base under line of credit										3,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity										556,000,000
Outstanding letters of credit that reduce the credit facility availability										4,000,000
Line of Credit Facility Financing Fees And Expenses Incurred										4,000,000
The percentage of properties that the company is required to maintain mortgages on (in hundredths)										80.00%
Line of Credit Facility, Interest Rate Description										At the Company's election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate ("LIBOR") plus an applicable margin between 1.75% and 2.75% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate ("ABR") plus an applicable margin between 0.75% and 1.75% per annum (depending on the then-current level of borrowings under the Credit Facility).
Line of credit facility unused capacity commitment fee percentage (in hundredths)										0.50%
Debt Instrument, Issuance Date																					April 6, 2010		September 13, 2010		May 13, 2011
Debt Instrument, Face Amount														250,000,000					256,000,000		1,300,000,000		1,000,000,000		750,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)														11.75%					9.875%		8.625%		7.75%		6.50%
Debt Instrument, Maturity Date														May 15, 2017					Jul. 01, 2018		Apr. 15, 2020		Feb. 01, 2021		May 15, 2019
Issue price of debt instruments as percentage of face amount (in hundredths)																									99.232%
Net proceeds received																									729,000,000
Financing fees and expenses incurred related to the issuance of long-term debt																									15,000,000
Debt Instrument, Discount																									6,000,000
Maximum percentage of 2019 Senior Notes that can be redeemed on or before May 15, 2014 (in hundredths)																									35.00%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or before May 15, 2014 (in hundredths)																									106.50%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or after May 15, 2015, but on or before December 31, 2015 (in hundredths)																									103.25%
Redemption price of 2019 Senior Notes if there is a change of control (in hundredths)																									101.00%
Debt instrument redemption amount													87,000,000					90,000,000
Debt instrument principal outstanding after redemptions													163,000,000			166,000,000		166,000,000
Debt instrument initial tender offer total consideration													1,212.50					1,172.50
Increment amount of senior notes principal tendered													1,000					1,000
Tender offer consent payment													30.00					30.00
Debt instrument secondary tender offer total consideration													1,182.50					1,142.50
Debt instrument total amount tendered													105,000,000					126,000,000
Debt instrument percentage tendered													65.00%					76.00%
Debt instrument repurchase amount												17,000,000				2,000,000	24,000,000
Debt instrument repurchase percentage												29.00%				9.00%	61.00%
Loss on extinguishment of debt	$ (94,612,000)	$ 0	$ 0